Share-based payments transactions - Disclosure of Number of Restricted Shares Granted (Details) - Global Blue Management Incentive Plan share in Thousands		12 Months Ended
	Sep. 14, 2022 shares	Mar. 31, 2023 share	Mar. 31, 2022 share	Mar. 31, 2021 share	Mar. 31, 2020 share
RSA 2020 MOD | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested at grant date (in shares)	13,379
To vest in the future (in shares)	26,758
Restricted shares granted (in shares)	40,137
RSA 2020 MOD | CEO | Unconditional
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested at grant date (in shares)	13,379
To vest in the future (in shares)	13,380
RSA 2020 MOD | CEO | Conditional
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested at grant date (in shares)	0
To vest in the future (in shares)	13,378
RSA 2021 MOD | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested at grant date (in shares)	10,698
To vest in the future (in shares)	42,789
Restricted shares granted (in shares)	53,487
RSA 2021 MOD | CEO | Unconditional
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested at grant date (in shares)	7,132
To vest in the future (in shares)	21,396
RSA 2021 MOD | CEO | Conditional
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested at grant date (in shares)	3,566
To vest in the future (in shares)	21,393
RSA 2021e MOD | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested at grant date (in shares)	41,838
To vest in the future (in shares)	62,757
Restricted shares granted (in shares)	104,595
RSA 2021e MOD | CEO | Unconditional
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested at grant date (in shares)	41,838
To vest in the future (in shares)	62,757
RSA 2021e MOD | CEO | Conditional
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested at grant date (in shares)	0
To vest in the future (in shares)	0
Restricted Share Award (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested at grant date (in shares) | share		539	92	0
To vest in the future (in shares) | share		2,006	1,675	475	0
Restricted shares granted (in shares) | share		962	1,426	475
Restricted Share Award (RSA) | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested at grant date (in shares)	65,915
To vest in the future (in shares)	132,304
Restricted shares granted (in shares)	198,219
Restricted Share Award (RSA) | CEO | Unconditional
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested at grant date (in shares)	62,349
To vest in the future (in shares)	97,533
Restricted Share Award (RSA) | CEO | Conditional
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested at grant date (in shares)	3,566
To vest in the future (in shares)	34,771